BOSTON ADVISORS TRUST

                       BOSTON ADVISORS NEW YORK MUNICIPAL
                         MONEY MARKET FUND (THE "FUND")

                        SUPPLEMENT DATED APRIL 30, 2002
           TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2002



     As of May 1, 2002, the Fund had not yet commenced operations. It is anticipated that the Fund will commence operations on or about June 8, 2002.